Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
Description of the Plan
EBP, summary of employer contribution vesting schedule
Years of Service	Vesting Percentage
0 – 1 year	0%
2 years	20%
3 years	40%
4 years	60%
5 years	80%
>6 years	100%